UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22976

CROSS SHORE DISCOVERY FUND

(Exact Name of Registrant as Specified in Charter)

2960 N. Meridian St., Suite 300

Indianapolis, Indiana 46208

(Address of Principal Executive Offices, Zip Code)

Neil Kuttner

Cross Shore Discovery Fund

2960 N. Meridian Street, Suite 300

Indianapolis, Indiana 46208

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (317) 917-7000

Date of fiscal year end: March

Reporting Period: 07/01/2014 -06/30/2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2014 TO JUNE 30, 2015

During the period covered by this report, no companies in which the registrant held voting securities solicited the registrant’s vote on any matter.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, The Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cross Shore Discovery Fund

By:  /s/ Neil Kuttner

Neil Kuttner

President and Principal Executive Officer, Interested Trustee

Date:  8/25/15